Capital Stock - Summary of Bank's Subscribed and Paid-in Capital (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019 Vote	Dec. 31, 2019 ARS ($) Vote shares	Dec. 31, 2018 ARS ($) Vote shares	Dec. 31, 2017 ARS ($) Vote shares
Disclosure of classes of share capital [line items]
Own shares acquired		$ 1,317
Votes per share | Vote			1
Number of shares | shares		639,413,408	669,663,021	669,663,021
Decrease In Number Of Ordinary Shares | shares		(30,265,275)
Increase In Number Of Ordinary Shares | shares		15,662
Capital Stock, Issued and outstanding		$ 639,413	$ 640,715	$ 30,699,291
Increase in issued and outstanding		15
Capital stock in treasury			28,948
Paid in capital stock		639,413	669,663	669,663
Increase in paid in capital stock		15
Issued capital [member]
Disclosure of classes of share capital [line items]
Own shares acquired		(1,317)	(28,948)
Capital Stock, Issued and outstanding				$ 85,100
Issued Capital in treasury [member]
Disclosure of classes of share capital [line items]
Own shares acquired			$ 28,948
Increase (decrease) in treasury		(30,265)
Issued capital paid-in [member]
Disclosure of classes of share capital [line items]
Decrease in paid in capital stock		$ (30,265)
Class A Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Votes per share | Vote		5		5
Number of shares | shares		11,235,670		11,235,670
Capital Stock, Issued and outstanding		$ 11,236		$ 11,236
Paid in capital stock		$ 11,236		$ 11,236
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Votes per share | Vote	1	1		1
Number of shares | shares		628,177,738		658,427,351
Capital Stock, Issued and outstanding		$ 628,177		$ 658,427
Paid in capital stock		$ 628,177		$ 658,427